Allowance for Loan Losses, TDRs for which Allowance for Loan Losses Measured (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Loan	Dec. 31, 2013 Loan
Financing Receivable, Modifications [Line Items]
Number of Contracts	4	3
Number of loans terms extended	4	3
Number of loans on which interest rate was lowered	3	1
Number of loans renewed	1
Number of loans payment modified		2
Construction and Land Development [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Residential, 1-4 Families [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	4	1
Pre-Modification Outstanding Recorded Investment	327,724	55,336
Post-Modification Outstanding Recorded Investment	331,425	55,336
Nonfarm, Nonresidential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0	1
Pre-Modification Outstanding Recorded Investment	0	145,219
Post-Modification Outstanding Recorded Investment	0	145,219
Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0	1
Pre-Modification Outstanding Recorded Investment	0	22,065
Post-Modification Outstanding Recorded Investment	0	22,065